Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Period Ended [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.2203	7.296	6.8676
Period Average [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.2064	7.0533	6.9761